Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative financial instruments
Schedule of derivative financial assets

		2025	2024
Put options	11.1.1	8,227	—
		8,227	—

Current		954	—
Non-current		7,273	—
		8,227	—

Schedule of put options to hedge gold price risk

Purchase date	Ounces hedged	Strike price	Period of hedge
December 19, 2023	12,000 oz	$1,950	January 2024 to March 2024
March 7, 2024	12,000 oz	$2,050	April 2024 to June 2024
April 10, 2024	12,000 oz	$2,100	July 2024 to September 2024
October 4, 2024	12,000 oz	$2,600	October 2024 to December 2024
January 28, 2025	43,439 oz	$2,600	February 2025 to December 2025
November 12, 2025	60,000 oz	$3,500	January 2026 to December 2028
November 21, 2025	48,000 oz	$3,500	January 2026 to December 2027

Schedule of fair value expenses and cash flows on derivatives

Derivative financial instrument expenses		2025	2024	2023
Put options	11.1.1	6,379	831	1,097
Gold purchase options		—	—	22
Derivative financial instrument expense		6,379	831	1,119

Cash flows arising from investing activities		2025	2024	2023
Acquisition of Put options	11.1.1	(5,430)	(743)	(946)
Proceeds from derivative financial liabilities – gold purchase options		—	—	178
		(5,430)	(743)	(768)